                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                              2 AVENUE DE LAFAYETTE
                                BOSTON, MA 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                        Copy to:
         The Taiwan Fund, Inc.                      Leonard B. Mackey, Jr., Esq.
c/o State Street Bank and Trust Company               Clifford Chance US LLP
Attention: Mary Moran Zeven, Assistant                   31 West 52nd Street
               Secretary                              New York, New York 10019
         2 Avenue De Lafayette
             P.O. Box 5049
         Boston, MA 02206-5049

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.

Investments/November 30, 2007 (Showing Percentage of Total Value of Investment in Securities) (unaudited)

                                                                       US$
                                                                      VALUE
                                                       SHARES        (NOTE c)
                                                    ------------   ------------
COMMON STOCKS - 95.5%
BASIC INDUSTRIES -- 19.4%
CONSTRUCTION -- 3.2%
Goldsun Development &
Construction Co. Ltd.                                  9,609,130   $  4,765,547
Ruentex Development Co. Ltd.                           8,500,000      6,955,552
                                                                   ------------
                                                                     11,721,099
                                                                   ------------
FOOD -- 1.2%
Uni-President Enterprises Corp.                        3,500,000      4,529,322
                                                                   ------------
GLASS -- 1.9%
Taiwan Glass Industrial Corp.                          6,800,000      7,071,477
                                                                   ------------
IRON & STEEL -- 3.2%
China Steel Corp.                                      7,000,000      9,221,375
Tung Ho Steel Enterprise Corp.                         1,800,000      2,705,970
                                                                   ------------
                                                                     11,927,345
                                                                   ------------
PAPER -- 0.7%
Long Chen Paper Co. Ltd.                               6,310,162      2,435,110
                                                                   ------------
PETROLEUM SERVICES -- 1.2%
Formosa Petrochemical Corp.                            1,600,000      4,542,806
                                                                   ------------
PLASTICS -- 1.6%
Nan Ya Plastics Corp.                                  2,266,000      5,885,897
                                                                   ------------
RETAIL -- 2.1%
Far Eastern Department Stores Co Ltd.                  6,500,000      7,736,656
                                                                   ------------
TEXTILE -- 2.1%
Far Eastern Textile Co Ltd.                            5,145,500      6,212,176
Ruentex Industries Ltd                                 2,000,000      1,568,409
                                                                   ------------
                                                                      7,780,585
                                                                   ------------
TRANSPORTATION -- 2.2%
EVA Airways Corp. (a)                                  7,000,000      2,798,958
U-Ming Marine Transport Corp.                          2,001,000      5,358,825
                                                                   ------------
                                                                      8,157,783
                                                                   ------------
TOTAL BASIC INDUSTRIES                                               71,788,080
                                                                   ------------
FINANCE -- 8.9%
BANKS -- 1.5%
Far Eastern International Bank                        16,000,000      5,504,928
                                                                   ------------
FINANCIAL SERVICES -- 7.4%
Cathay Financial Holding Co. Ltd.                      4,500,593     10,099,899
Fubon Financial Holding Co Ltd                         7,500,000      6,567,324
Taishin Financial Holdings Co., Ltd. (a)              13,000,000      5,560,721
Yuanta Financial Holding Co. Ltd. (a)                  7,700,000      5,131,424
                                                                   ------------
                                                                     27,359,368
                                                                   ------------
TOTAL FINANCE                                                        32,864,296
                                                                   ------------
MISCELLANEOUS -- 1.7%
ATHLETIC FOOTWARE -- 1.7%
Pou Chen Corp.                                         7,069,531      6,365,690
                                                                   ------------

                                                                       US$
                                                                      VALUE
                                                       SHARES        (NOTE c)
                                                    ------------   ------------
TECHNOLOGY -- 65.5%
ELECTRONIC COMPONENTS -- 9.4%
Epistar Corp.                                          1,000,267   $  4,139,100
Everlight Electronics Co. Ltd.                         1,800,920      6,866,070
Kinsus Interconnect Technology Corp.                   1,800,029      6,416,321
Nan Ya Printed Circuit Board Corp.                     1,330,401      8,927,897
Paragon Technologies Co Ltd.                             105,000        681,839
Unimicron Technology Corp.                             3,876,000      7,472,792
                                                                   ------------
                                                                     34,504,019
                                                                   ------------
ELECTRONICS -- 4.8%
Largan Precision Co., Ltd.                               506,000      6,501,054
Synnex Technology International Corp.                  4,300,000     11,315,790
                                                                   ------------
                                                                     17,816,844
                                                                   ------------
IC DESIGN -- 12.4%
Global Unichip Corp                                      700,000      5,174,819
MediaTek, Inc.                                         1,282,000     16,689,604
Novatek Microelectronics Corp. Ltd.                    1,700,703      6,747,566
Orise Technology Co. Ltd. (a)                          2,000,000      5,244,560
Realtek Semiconductor Corp.                            1,150,000      4,188,364
RichTek Technology Corp.                                 800,500      7,567,804
                                                                   ------------
                                                                     45,612,717
                                                                   ------------
MEMORY IC -- 2.2%
Inotera Memories, Inc.                                 9,646,000      8,222,212
                                                                   ------------
PC & PERIPHERALS -- 13.5%
Asustek Computer Inc.                                  3,451,363     10,804,899
Clevo Co. (a)                                          3,800,000      5,194,346
Foxconn Technology Co. Ltd.                              935,000      9,129,161
GeoVision Inc.                                           450,000      3,187,186
Hon Hai Precision Industry Co. Ltd.                    2,800,760     17,883,472
Portwell Inc.                                          1,800,000      3,347,592
                                                                   ------------
                                                                     49,546,656
                                                                   ------------
SEMICONDUCTOR MANUFACTURING -- 6.8%
Ardentec Corp.                                         2,747,054      1,992,470
Siliconware Precision Industries Co.                   3,500,074      6,400,854
Taiwan Semiconductor Manufacturing Co. Ltd.            8,950,009     16,811,436
                                                                   ------------
                                                                     25,204,760
                                                                   ------------
TELECOMMUNICATIONS -- 9.1%
Chunghwa Telecom Co., Ltd.                             3,000,000      5,988,469
CyberTAN Technology Inc.                               2,600,000      5,206,125
High Tech Computer Corp.                                 800,000     14,853,388
Merry Electronics Co. Ltd.                             2,500,866      7,596,704
                                                                   ------------
                                                                     33,644,686
                                                                   ------------
TFT-LCD -- 7.3%
Au Optronics Corp.                                     7,200,674     13,949,604
InnoLux Display Corp.                                  1,900,840      7,158,641
Wintek Corp.                                           4,200,000      5,571,880
                                                                   ------------

                      See Notes to Schedule of Investments.

                                                                        US$
                                                                      VALUE
                                                       SHARES        (NOTE c)
                                                    ------------   ------------
                                                                     26,680,125
                                                                   ------------
TOTAL TECHNOLOGY                                                    241,232,019
                                                                   ------------
TOTAL COMMON STOCKS
   (Identified Cost -- $282,142,794)                                352,250,085
                                                                   ------------

                                                      PRINCIPAL         US$
                                                       AMOUNT          VALUE
                                                         NT$         (NOTE c)
                                                    ------------   ------------
COMMERCIAL PAPER - 4.3%
Alcon Pharmaceuticals Ltd:
   1.9400%, 01/11/2008                              $ 99,857,218   $  3,095,196
Citibank                                              19,904,318        616,959
Fu One Enterprise                                     49,772,674      1,542,765
Grand Bills Finance Corp (b)                          29,863,590        925,658
International Bank Of Taipei                         100,000,000      3,097,466
Taishin Bills Finance Corp: (b)
   1.9300%, 12/28/2007                                50,035,058      1,550,897
   1.9600%, 01/24/2008                                49,842,959      1,544,943
Taishin Time Deposit                                  49,785,873      1,543,174
Les Enphants Co Ltd                                   50,000,000      1,545,702
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Identified Cost -- $15,409,965)                                   15,462,760
                                                                   ------------

                                                        MATURITY       US$
                                                         AMOUNT       VALUE
                                                          US$        (NOTE c)
                                                       ---------   ------------
REPURCHASE AGREEMENT - 0.2%
State Street Bank and Trust Co.
1.00% dated 11/26/07 due 12/07/07
   (collateralized by U.S. Treasury
    Note 5.625%, 5/15/08, market value
    $586,786) (d)                                        575,000        575,000
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost -- $298,127,759)*                                         $368,287,845
                                                                   ============

                      See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

NT$   New Taiwan Dollar

US$   United States Dollar

(a)   Non-income producing

(b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(c) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

(d) In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited by legal proceedings.

* At November 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $70,160,086 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $25,389,072 and net appreciation for financial reporting purposes was $95,549,158. At November 30, 2007, aggregate cost for financial reporting purposes was $298,127,759.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By:
    /s/ Andrew Chen
    President of The Taiwan Fund, Inc.

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    Adelina Louie
    Treasurer of The Taiwan Fund, Inc.

Date: January 24, 2008


By:
    /s/ Andrew Chen
    President of The Taiwan Fund, Inc.

Date: January 29, 2008